Restricted cash (Details) (CAD)	Dec. 31, 2012		Dec. 31, 2011
Current restricted cash	0		801,836
Non-current restricted cash	2,047,816		3,518,347
Guaranteed Investment Certificate [Member]
Current restricted cash	0	[1]	287,500	[1]
Certificates Of Deposit [Member]
Current restricted cash	0		514,336
Non-current restricted cash	111,362	[1],[2]	3,328,538	[1],[2]
Money Market Funds [Member]
Non-current restricted cash	1,936,454	[2]	189,809	[2]

[1]	A guaranteed investment certificate and subsequently a certificate of deposit ($99,690) provide security for the Company's credit cards.
[2]	The bonding requirements for reclamation obligations on various properties have been agreed to by the Wyoming Department of Environmental Quality and United States Department of the Interior. The restricted certificates of deposits and money market accounts are pledged as collateral against performance surety bonds, letters of credit and/or promissory notes underlying letters of credit which are used to secure potential costs of reclamation related to those properties. Surety bonds providing $3,884,950 of coverage towards specific reclamation obligations are collateralized by $1,942,475 of the restricted cash at December 31, 2012.